Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income/loss	$ (194,603)	$ 264,330	$ (167,306)	$ 632,536
Formation costs paid by related party
Adjustments to reconcile net loss to net cash used in operating activities:
Income from Trust	(78,971)	(653,885)	(1,578,042)	(3,843,271)
Changes in current assets and liabilities:
Prepaid Expenses		(59,423)	4,976	83,113
Accounts payable and accrued expenses	132,468	53,524	890,833	2,457,940
Accrued interest expense - related party	17,209	11,430	56,534	18,021
Accrued interest expense - others	9,766	9,873	39,709	18,878
Net cash used in operating activities	(114,131)	(374,151)	(753,296)	(632,783)
Cash Flows from Investing Activities:
Investment held in Trust Account				(825,000)
Cash withdrawn from Trust Account in connection with redemption			43,425,328	40,536,908
Net cash provided by investing activities			43,425,328	39,711,908
Cash flows from financing activities:
Proceeds from issuance of promissory note to related party	100,000	170,700	565,700	842,500
Redemption of ordinary shares			(43,425,328)	(40,536,908)
Net cash used in financing activities	100,000	170,700	(42,859,628)	(39,694,408)
Net change in cash	(14,132)	(203,451)	(187,596)	(615,283)
Cash, beginning of the year	16,868	204,464	204,464	819,747
Cash, end of the year	2,736	1,013	16,868	204,464
Supplemental disclosure of noncash investing and financing activities
Increase in investment held in Trust Account through issuance of promissory note	45,191	150,000	390,329	975,000
Remeasurement adjustment on class A ordinary shares subject to possible redemption	$ 124,162	$ 803,885	$ 1,968,370	$ 5,643,271